Average Annual Total Returns - FidelityFlexFreedomBlendFunds-ComboPRO - FidelityFlexFreedomBlendFunds-ComboPRO - Fidelity Flex Freedom Blend 2030 Fund	Sep. 08, 2023
Fidelity Flex Freedom Blend 2030 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(17.07%)
Past 5 years	4.19%
Since Inception	5.33%
Fidelity Flex Freedom Blend 2030 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(18.18%)
Past 5 years	2.42%
Since Inception	3.56%
Fidelity Flex Freedom Blend 2030 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.76%)
Past 5 years	2.90%
Since Inception	3.79%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Since Inception	10.49%	[1]
F0203
Average Annual Return:
Past 1 year	(16.76%)
Past 5 years	4.16%
Since Inception	5.29%	[1]

[1]	AFrom June 8, 2017.